Inventories and pre-publication costs (Tables)	12 Months Ended
Dec. 31, 2024
Inventories and pre-publication costs
Summary of inventories and pre-publication costs

	2023 GBPm	2024 GBPm
Raw materials	1	-
Pre-publication costs	278	302
Finished goods	39	29
Total	318	331